SCHEDULE OF REVENUE ANALYSIS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Disaggregation of Revenue [Line Items]
Total	$ 43,749	$ 341,241	$ 391,035	$ 388,852
Sales of Graphene Products [Member]
Disaggregation of Revenue [Line Items]
Total	27,515	214,614	242,921	215,462
Landscape Architecture Design Services [Member]
Disaggregation of Revenue [Line Items]
Total	15,751	122,856	130,149	149,160
Catering Revenue [Member]
Disaggregation of Revenue [Line Items]
Total			3,755	7,809
Catering Management Services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 483	$ 3,771	$ 14,210	$ 16,421